Business Combinations - Schedule of Cash Flow on Acquisitions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Disclosure of detailed information about business combination [line items]
Net cash outflow	£ (55)	£ (6)	£ (45)
Goodwill	2,145	2,094
Contingent consideration	7
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Cash - current year acquisitions	(54)		(40)
Cash and cash equivalents acquired	4
Deferred payments for prior year acquisitions and other items	(4)	(6)	(5)
Acquisition costs paid	(1)
Net cash outflow	(55)	(6)	(45)
Intangible assets	27		23
Deferred tax asset	11
Trade and other receivables	2		1
Cash	4
Trade and other liabilities	(5)		(2)
Deferred tax liabilities	(6)
Net assets acquired	33		22
Goodwill	43		18
Total	76		40
Cash consideration	54		40
Contingent consideration	16
Fair value of existing investment	6
Total consideration	76		£ 40
Faethm Holdings Pty Limited [Member]
Disclosure of detailed information about business combination [line items]
Cash - current year acquisitions	(49)
Cash and cash equivalents acquired	4
Acquisition costs paid	(1)
Net cash outflow	(46)
Intangible assets	21
Deferred tax asset	11
Trade and other receivables	1
Cash	4
Trade and other liabilities	(4)
Deferred tax liabilities	(6)
Net assets acquired	27
Goodwill	38
Total	65
Cash consideration	49
Contingent consideration	10			£ 10
Fair value of existing investment	6
Total consideration	65			£ 65
Other Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Cash - current year acquisitions	(5)
Deferred payments for prior year acquisitions and other items	(4)
Net cash outflow	(9)
Intangible assets	6
Trade and other receivables	1
Trade and other liabilities	(1)
Net assets acquired	6
Goodwill	5
Total	11
Cash consideration	5
Contingent consideration	6
Total consideration	£ 11